Staff Retirement Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Y	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan Disclosure [Line Items]
Age of employees to be eligible to Mandatory Provident Fund, Minimum	18
Age of employees to be eligible to Mandatory Provident Fund, Maximum	64
Minimum service duration to be eligible to Mandatory Provident Fund	60 days
Contribution made to Mandatory Provident Fund, based on staff's relevant income	5.00%
Maximum contribution per employee to Mandatory Provident Fund	$ 3
Retirement age of employees	65
Percentage of employer contributions for which staff are entitled	100.00%
Cost of employer contribution	$ 402	$ 2,545	$ 3,863
Local governments of Wuxi
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution	20.00%
Minimum | Local Governments of Shenzhen
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution	13.00%
Maximum | Local Governments of Shenzhen
Defined Contribution Plan Disclosure [Line Items]
Percentage of salary required for contribution	14.00%